Condensed Consolidated Statements of Stockholders' Equity (Quarterly Periods Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common stock issued price per shares		$ 1.00	$ .50
Common stock issued price per shares	$ 5.00	$ 5.00	1.00
Common stock issued price per shares			1.50
Common stock issued price per shares			$ 2.00